Earnings per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Dilutive effect of share options on number of ordinary shares	152,610	104,831	0
Restricted Stock [Member]
Statement [Line Items]
Dilutive effect of share options on number of ordinary shares	4,289